SUBSEQUENT EVENTS (Details) $ / shares in Units, $ in Thousands		1 Months Ended
	Aug. 03, 2023 USD ($) $ / shares shares	Apr. 19, 2024 USD ($) $ / shares shares	Nov. 15, 2023 USD ($) $ / shares shares	Mar. 30, 2023 USD ($) $ / shares shares	Apr. 08, 2024 shares	Jan. 19, 2024 ₪ / shares shares	Jan. 19, 2024 $ / shares shares	Dec. 31, 2023 ₪ / shares	Dec. 31, 2022 ₪ / shares
Amount of direct offering cost | $	$ 2,750		$ 2,000	$ 2,400
Warrant issued purchase of ordinary shares	661,000		1,081,000	485,000
Common Stock, Par or Stated Value Per Share | ₪ / shares								₪ 2.5	₪ 2.5
Warrants exercise price | $ / shares	$ 0.00001		$ 0.00001	$ 0.00001
Concurrent private placement of warrant to purchase ordinary shares	3,235,295		9,505,820	1,517,615
Concurrent Private Placement Of Class Of Warrant Or Right Exercise Price Of Warrants Or Rights | $ / shares	$ 0.85		$ 0.5	$ 1.66
Subsequent Event [Member]
Amount of direct offering cost | $		$ 2,900
Warrant issued purchase of ordinary shares		2,873,885			940,000	4,250,000	4,250,000
Shares issued						1,475,142	1,475,142
Common Stock, Par or Stated Value Per Share | ₪ / shares						₪ 2.5
Warrants exercise price | $ / shares		$ 0.00001					$ 0.45
Pre-funded warrant issued purchase of ordinary shares		5,242,270				5,524,858	5,524,858
Pre-funded warrants exercise price | $ / shares							$ 0.00001
Concurrent private placement of warrant to purchase ordinary shares		8,116,155
Concurrent Private Placement Of Class Of Warrant Or Right Exercise Price Of Warrants Or Rights | $ / shares		$ 0.38